Net defined benefits liability_Sensitivity to actuarial assumptions used in the assessment of defined benefit obligation (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Discount rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	₩ (151,104)	₩ (116,812)
Discount rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	178,434	136,990
Future wage growth rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	176,169	135,767
Future wage growth rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (152,174)	₩ (118,020)